Accounts payable, and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and trade accruals	$ 34,146	$ 33,499
Accrued compensation and benefits	25,538	23,595
Accrued payroll taxes on share-based compensation	2,892	3,566
Sales tax payable	4,655	4,893
Provisions and other	5,844	3,126
Total accounts payable and accrued liabilities	$ 73,075	$ 68,679